Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Commitments
Schedule of expected future minimum lease payments

Significant expenditure contracted for at the end of the reporting period but not recognized as liabilities is as follows:

	Service and manufacturing	R&D contracts	TOTAL
	$	$	$
Less than 1 year	9,250	1,577	10,827
1 – 3 years	1,362	218	1,580
4 – 5 years	29	—	29
More than 5 years	—	—	—
	10,641	1,795	12,436